Variable Interest Entities (Details 8) (Non Consolidated Asset Swap VIE [Member], USD $)	Dec. 31, 2010	Dec. 31, 2009
Exposure to nonconsolidated asset swap VIEs [Abstract]
Fair value of assets held by VIEs	$ 300,000,000	$ 100,000,000
Par value of collateral held by VIEs	7,600,000,000	10,200,000,000
Trading assets [Member]
Exposure to nonconsolidated asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Net derivative receivables [Member]
Exposure to nonconsolidated asset swap VIEs [Abstract]
Fair value of assets held by VIEs	$ 300,000,000	$ 100,000,000